INVENTORIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2019
INVENTORIES
Finished Goods		$ 300,009
Goods-in-process	$ 967,993	715,731
Raw Material			$ 18,147
Inventory Reserves	(60,385)
Total	967,993	$ 1,015,740	$ 346,647
Reduction in inventory reserves	$ 60,385